                        ANNUAL REPORT
--------------------------------------------
     October 31, 1995



                NEUBERGER&BERMAN
                MUNICIPAL FUNDS -SM-

     NEUBERGER&BERMAN
                MUNICIPAL MONEY FUND
     NEUBERGER&BERMAN
                MUNICIPAL SECURITIES TRUST
     NEUBERGER&BERMAN
                NEW YORK INSURED INTERMEDIATE FUND

TABLE OF CONTENTS

    THE FUNDS

    PRESIDENT'S LETTER            4

    RATINGS SUMMARY               7

    GROWTH OF A DOLLAR
    CHARTS
      COMPARISON OF A
      $10,000 INVESTMENT
Municipal Securities
 Trust                            9
New York Insured
 Intermediate Fund               10

    FINANCIAL STATEMENTS         12

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Municipal Money Fund             20
Municipal Securities
 Trust                           21
New York Insured
 Intermediate Fund               22

    REPORT OF
    INDEPENDENT AUDITORS         24

    THE PORTFOLIOS

    SCHEDULE OF
    INVESTMENTS
Municipal Money
 Portfolio                       26
Municipal Securities
 Portfolio                       36
New York Insured
 Intermediate Portfolio          40

    FINANCIAL STATEMENTS         44

    FINANCIAL HIGHLIGHTS         51

    REPORT OF
    INDEPENDENT AUDITORS         52

    DIRECTORY                    53

    OFFICERS AND
    TRUSTEES                     54

PRESIDENT'S LETTER                                             December 18, 1995

Dear Shareholders,
  Shortly after our October 1994 Annual Report, the bond market sprang back after 12 months of sustained capital losses. It's been on an upward tack ever since November 1994, causing one of the strongest bond rallies in over a decade.
  The Federal Reserve Board (the "Fed") crafted the current fixed income environment carefully. The Fed, led by Chairman Alan Greenspan, effectively voted the bond market out of the high interest-rate quagmire of 1994. This was the beginning of a succession of well-calculated decisions not to raise rates that set the bond market back on a positive trend. Then in July the Fed cut the discount rate by 0.25% (the first cut in about two years). Not only did the easing of interest rates lay the groundwork for a dual bull market for bonds and stocks, but they also served your Neuberger&Berman fixed income funds well.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    YIELDS ON U.S. TREASURY BONDS
Plotted Weekly
                                         30-year bonds   3-year bonds
10/28/94                                        7.958%         7.033%
11/04                                           8.159%         7.310%
11/11                                           8.149%         7.387%
11/18                                           8.131%         7.523%
11/25                                           7.931%         7.427%
12/02                                           7.906%         7.571%
12/09                                           7.859%         7.663%
12/16                                           7.854%         7.694%
12/23                                           7.827%         7.801%
12/30                                           7.881%         7.784%
1/6/95                                          7.860%         7.773%
01/13                                           7.792%         7.506%
01/20                                           7.891%         7.664%
01/27                                           7.730%         7.375%
02/03                                           7.626%         7.286%
02/10                                           7.669%         7.445%
02/17                                           7.586%         7.190%
02/24                                           7.528%         6.971%
03/03                                           7.541%         7.016%
03/10                                           7.462%         6.930%
03/17                                           7.368%         6.790%
03/24                                           7.364%         6.727%
03/31                                           7.431%         6.892%
04/07                                           7.390%         6.744%
04/14                                           7.335%         6.606%
04/21                                           7.333%         6.535%
04/28                                           7.336%         6.696%
05/05                                           7.018%         6.279%
05/12                                           6.989%         6.299%
05/19                                           6.917%         6.288%
05/26                                           6.748%         6.036%
06/02                                           6.529%         5.634%
06/09                                           6.726%         6.070%
06/16                                           6.616%         5.821%
06/23                                           6.501%         5.676%
06/30                                           6.618%         5.858%
07/07                                           6.524%         5.611%
07/14                                           6.604%         5.782%
07/21                                           6.962%         6.090%
07/28                                           6.900%         6.053%
08/04                                           6.909%         6.034%
08/11                                           6.990%         6.199%
08/18                                           6.897%         6.218%
08/25                                           6.704%         5.968%
09/01                                           6.616%         5.891%
09/08                                           6.587%         5.903%
09/15                                           6.480%         5.808%
09/22                                           6.584%         5.920%
09/29                                           6.501%         5.920%
10/06                                           6.420%         5.787%
10/13                                           6.304%         5.714%
10/20                                           6.361%         5.780%
10/27                                           6.356%         5.706%

             SOURCE: BLOOMBERG FINANCIAL MARKETS
  By your Funds' fiscal year-end of October 31, 1995, the economy remained tempered by a host of moderate indicators: Gross Domestic Product (GDP) grew 4.0% over the 12-month period, inflation hovered in check near 3% for the year (dipping to 2.8% by October), unemployment averaged a low 5.6%, and consumer confidence remained high. These figures highlighted the U.S. economy's ability to stifle inflation without choking off economic growth.
  The rate at which yields on the benchmark 30-year Treasury bond has been falling has generally decreased since summer. After falling dramatically from a high of 8.2% in the fourth quarter of 1994 to 6.6% by June 30, 1995, it dropped to around 6.3% by October's end. Due to a moderate level of economic expansion through July, the Fed halted rate cuts from August through October. During the hiatus on rate cuts, long-term bond yields crept up to about 7% in early August, then drifted back down as signs of economic weakness surfaced again. This classic "push-pull" scenario of gently rising and falling rates was consistent with the slow growth, low inflation "soft landing" the Fed had planned for the U.S. economy all along.
  The bond sectors have turned in a mixed performance heading into autumn. Mortgage-backed security prices have backed off slightly from late summer (prices decreased, yields increased) due to prepayment fears; adjustable rate mortgages (ARMs) were showing minor losses in October, with only slightly positive performance in Government Mortgages and GNMAs.* Homeowners typically begin a wave of mortgage refinancing as interest rates come down. Foreign bonds have begun to cool due to a sharply rising U.S. dollar. Government and corporate debt obligations, however, continued to increase in value as your Funds' fiscal year came to a close. With inflation under control, the real yield on bonds (the nominal stated yield minus the current rate of inflation) continued to offer an attractive return.
  We strive to merit your confidence, and remain committed to providing consistent performance. A discussion of each Portfolio's strategy over the 12-month period of the Annual Report follows.

   MUNICIPAL MONEY FUND The Municipal Money Fund continued to offer stability and moderate returns throughout the fiscal year ended October 31, 1995. The short-term market continues to witness steady demand as tax reform concerns led to more defensive investment strategies. Municipal Money's dollar-weighted average portfolio maturity ranged from a high of 63.0 days to a low of 36.7 days during the fiscal year. The current and effective (compounded) yields for Municipal Money Fund for the 7 days ended October 31, 1995 were 3.35% and 3.41%, respectively. This can be translated into tax equivalent current and effective (compounded) yields of 5.55% and 5.70%, respectively for an investor in the highest federal income tax bracket.**

   MUNICIPAL SECURITIES TRUST While fundamental factors such as low inflation, moderate economic growth, budget deficit reduction plans and a stable dollar have created a positive environment for the

*Source: IBC Bond Fund Report for November 3, 1995, reflecting bond prices and performance through 10/31/95.

fixed-income markets year to date, the atmosphere surrounding the municipal bond area has been a bit more volatile during the Federal Legislative process. Certain sectors of the market, such as Health Care Facilities, Educational Institutions/Student Loans and Housing Authorities, have been directly affected by proposed legislation. Legislative proposals would shift the responsibilities and costs of Federal programs to the state and local level, and the question remains as to their ability to shoulder the additional expense. As a result, credit selection which is always a crucial factor in dictating performance has become more critical than ever.
  Interest rates in the two to ten year maturity range have dropped from approximately 70 to 100 basis points in the 12 months since your last Annual Report and the portfolio's dollar-weighted average maturity has been increased from 7.7 years to 8.3 years in response to this fixed income rally. We feel that market fears over flat tax proposals have been premature and high quality tax-exempt securities still offer considerable value to investors in the higher tax brackets.

   NEW YORK INSURED INTERMEDIATE FUND The municipal market has had a tremendous rally over the past 12 months and we feel there are opportunities to maximize after-tax returns in this sector. Insured state issues such as those of New York, have performed particularly well in this environment due to their high grade status (AAA), liquidity advantages and diminishing supply. While the Orange County debacle and flat tax concerns have created some volatility in the marketplace throughout the year, municipal bonds have offered considerable relative value and we have kept the portfolio's dollar-weighted average maturity sufficiently exposed to take advantage of the positive trends.

Sincerely,
/s/ Theresa A. Havell

Theresa A. Havell
President and Trustee
Neuberger&Berman Income Funds

**Tax-equivalent yield is the taxable yield that an investor would have had to receive in order to realize the same level of yield after federal taxes at the highest federal tax rate, 39.6%, assuming that all of the Fund's income is exempt from federal income taxes.
  There is no assurance that Municipal Money Fund will be able to maintain a stable net asset value of $1.00 per share. The value of the Fund's shares, like the share values of all other mutual funds, is neither insured nor guaranteed by the U.S. Government. The return on an investment in Municipal Money Fund will fluctuate. Results represent past performance and do not indicate future results.

RATINGS SUMMARY

    The following table shows the ratings distribution and dollar-weighted average portfolio maturity for each Portfolio as of October 31, 1995. Ratings distribution and average maturity may change in the future.

                                                                                DOLLAR-WEIGHTED
                                                           PERCENT OF TOTAL    AVERAGE PORTFOLIO
NEUBERGER&BERMAN                          MOODY'S RATINGS     INVESTMENTS          MATURITY
------------------------------------------------------------------------------------------------
Municipal Money Portfolio                       Aaa                     9.3%       49.3 days
                                                Aa                       .6
                                                P-1                    24.5
                                           MIG-1/VMIG-1                46.7
                                                N/R                    18.9
                                                                      -----
                                                                      100.0%
Municipal Securities Portfolio                  Aaa                    59.3%        8.3 years
                                              Aa, Aa1                  34.1
                                               A, A1                    6.6
                                                                      -----
                                                                      100.0%
New York Insured Intermediate Portfolio         Aaa                    65.9%        6.2 years
                                               Baa1                    13.9
                                                P-1                     4.4
                                              VMIG-1                    7.9
                                                N/R                     7.9
                                                                      -----
                                                                      100.0%

MOODY'S INVESTORS SERVICE, INC. (MOODY'S) CORPORATE BOND RATINGS:
Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issue.
Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.
A - Bonds rated A possess many favorable investment attributes and are considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.
Baa - Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

MOODY'S SHORT-TERM DEBT RATINGS:
Issuers rated PRIME-1 (P-1), or related supporting institutions, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity. MOODY'S SHORT-TERM LOAN RATINGS:
Issuers rated MIG-1/VMIG-1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
N/R - Not rated by Moody's.
NOTE: Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through Baa in its corporate bond ratings system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1995

----------------------------------------------------------------------

          Municipal Securities Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


Average Annual Total Return*

                                      Municipal          Lehman
                               Securities Trust           Index
1 Year                                  +10.35%         +12.69%
5 Year                                   +6.72%          +8.14%
Life of Fund                             +6.70%          +7.58%


Average Annual Total Return*

                                      Municipal
                               Securities Trust    Lehman Index
7/9/87                                    10000           10000
10/31/87                                   9885            9810
1988                                      10861           10849
1989                                      11572           11532
1990                                      12381           12420
1991                                      13422           13773
1992                                      14325           14871
1993                                      15943           16639
1994                                      15534           16301
1995                                      17141           18368

   Life of Municipal Securities Trust is from 7/9/87.
   The tax equivalent annualized yield for Municipal Securities Trust is 6.80% for the thirty days ended 10/31/95 (based on an annualized yield of 4.11% and assuming a federal tax rate of 39.6%). A portion of the income of Municipal Securities Trust may be subject to the federal alternative minimum tax for certain investors.
   Neuberger&Berman Management Inc. voluntarily bears certain operating expenses of the Fund in excess of 0.65% per annum of average daily net assets. This arrangement can be terminated upon 60 days' notice. Please see the Fund's Financial Highlights for prior years' expense ratios. Absent such reimbursement, the annualized and tax equivalent yields for the thirty days ended 10/31/95 would have been 3.86% and 6.39%, respectively. Absent such reimbursement, the average annual total returns for the period 7/9/87 to 10/31/95, for the five years ended 10/31/95 and for the one year ended 10/31/95 would have been +5.55%, +6.21%, and +10.01%, respectively.

*"Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

The Lehman 7-Year General Obligation Index is an unmanaged total return performance benchmark for the intermediate-term, 7-year, investment grade General Obligations (State and Local) tax-exempt bond market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. These data are derived by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                October 31, 1995

----------------------------------------------------------------------

          New York Insured Intermediate Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


Average Annual Total Return*

                                 New York Insured     Lehman
                                Intermediate Fund      Index
1 Year                                     12.88%     12.69%
Life of Fund                                4.30%      4.46%

Average Annual Total Return*

                                 New York Insured     Lehman
                                Intermediate Fund      Index
2/1/94                                      10000      10000
10/31/94                                     9536       9577
1995                                        10765      10791

   Life of New York Insured Intermediate Fund is from 2/1/94.
   The tax equivalent annualized yield for New York Insured Intermediate Fund is 7.50% for the thirty days ended 10/31/95 (based on an annualized yield of 3.98% and assuming a combined federal, New York State, and New York City tax rate of 46.9%). A portion of the income of New York Insured Intermediate Fund may be subject to the federal alternative minimum tax for certain investors.
   Neuberger&Berman Management Inc. voluntarily bears certain operating expenses of the Fund in excess of 0.65% per annum of average daily net assets. This
arrangement   can   be  terminated   after  February   29,  1996.   Absent  such
reimbursement, the annualized and tax equivalent yields for the thirty days ended 10/31/95 would have been 3.08% and 5.80%, respectively. Absent such reimbursement, the average annual total returns for the period 2/1/94 to 10/31/95 and for the one year ended 10/31/95 would have been +3.25% and +11.72%, respectively.

*"Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

The Lehman 7-Year General Obligation Index is an unmanaged total return performance benchmark for the intermediate-term, 7-year, investment grade General Obligations (State and Local) tax-exempt bond market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. These data are derived by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions.

                     (This page left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger&Berman                                                October 31, 1995
----------------------------------------------------------------------
          Income Funds

                                                                                         NEW YORK
                                                      MUNICIPAL        MUNICIPAL         INSURED
                                                        MONEY          SECURITIES      INTERMEDIATE
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                 FUND            TRUST             FUND
                                                    ------------------------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $     161,094    $      44,420    $      11,517
      Deferred organization costs (Note A)                     --               --               26
      Receivable for Trust shares sold                         74               --               --
      Receivable from administrator -- net (Note
        B)                                                     --               --               12
                                                    ------------------------------------------------
                                                          161,168           44,420           11,555
                                                    ------------------------------------------------
LIABILITIES
      Dividends payable                                         5               54               20
      Payable for Trust shares redeemed                       270                1               10
      Payable to administrator -- net (Note B)                 35                3               --
      Accrued expenses                                         51               42               30
                                                    ------------------------------------------------
                                                              361              100               60
                                                    ------------------------------------------------
NET ASSETS at value                                 $     160,807    $      44,320    $      11,495
                                                    ------------------------------------------------
NET ASSETS consist of:
      Par value                                     $         161    $           4    $           1
      Paid-in capital in excess of par value              160,747           44,568           11,792
      Accumulated net realized losses on
        investment                                           (101)          (1,110)            (346)
      Net unrealized appreciation in value of
        investment                                             --              858               48
                                                    ------------------------------------------------
NET ASSETS at value                                 $     160,807    $      44,320    $      11,495
                                                    ------------------------------------------------
SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                       160,908            4,092            1,149
                                                    ------------------------------------------------
NET ASSET VALUE, offering and redemption price per
share                                                       $1.00           $10.83           $10.01
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger&Berman                             For the Year Ended October 31, 1995
----------------------------------------------------------------------
          Income Funds

                                                                                    NEW YORK
                                                     MUNICIPAL      MUNICIPAL       INSURED
                                                       MONEY        SECURITIES    INTERMEDIATE
(000'S OMITTED)                                         FUND          TRUST           FUND
                                                    ------------------------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $     5,971    $     2,249    $       561
                                                    ------------------------------------------
    Expenses:
      Administration fee (Note B)                           393            114             29
      Amortization of deferred organization and
        initial offering expenses (Note A)                   --             --              8
      Auditing fees                                           8              8              8
      Custodian fees                                         10             10             10
      Legal fees                                              3              4              8
      Registration and filing fees                           20             28             --
      Service fees (Note B)                                  15              4              1
      Shareholder reports                                    16             19             36
      Shareholder servicing agent fees                       32             30              4
      Trustees' fees and expenses                            16              8              6
      Miscellaneous                                           1              3              1
      Expenses from corresponding Portfolio (Note
        A)                                                  553            204             98
                                                    ------------------------------------------
        Total expenses                                    1,067            432            209
      Deduct -- expenses reimbursed by
        administrator (Note B)                               --           (145)          (134)
                                                    ------------------------------------------
        Total net expenses                                1,067            287             75
                                                    ------------------------------------------
        Net investment income                             4,904          1,962            486
                                                    ------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FINANCIAL FUTURES CONTRACTS FROM CORRESPONDING
PORTFOLIO (NOTE A)
    Net realized loss on investments                        (25)          (305)           (95)
    Net realized loss on financial futures
      contracts                                              --           (372)            --
    Change in net unrealized appreciation
      (depreciation) of investments                          --          2,886            938
                                                    ------------------------------------------
        Net gain (loss) on investments and
          financial futures contracts from
          corresponding Portfolio (Note A)                  (25)         2,209            843
                                                    ------------------------------------------
        Net increase in net assets resulting from
          operations                                $     4,879    $     4,171    $     1,329
                                                    ------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds


                                                  MUNICIPAL
                                                    MONEY
                                                     FUND
                                                     Year
                                                    Ended
                                                 October 31,
(000'S OMITTED)                               1995          1994
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $      4,904  $      3,332
    Net realized gain (loss) on
      investments sold and financial
      futures contracts from
      corresponding Portfolio (Note A)             (25)            5
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                            --            --
                                          --------------------------
    Net increase (decrease) in net
      assets resulting from operations           4,879         3,337
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                       (4,904)       (3,332)
    Net realized gain on investments                --            --
    Excess of net realized gain on
      investments                                   --            --
                                          --------------------------
    Total distributions to shareholders         (4,904)       (3,332)
                                          --------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                  219,086       192,425
    Proceeds from reinvestment of
      dividends and distributions                4,853         3,312
    Payments for shares redeemed              (213,408)     (227,037)
                                          --------------------------
    Net increase (decrease) from Trust
      share transactions                        10,531       (31,300)
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS           10,506       (31,295)
NET ASSETS:
    Beginning of year                          150,301       181,596
                                          --------------------------
    End of year                           $    160,807  $    150,301
                                          --------------------------
NUMBER OF TRUST SHARES:
    Sold                                       219,086       192,425
    Issued on reinvestment of dividends
      and distributions                          4,853         3,312
    Redeemed                                  (213,408)     (227,037)
                                          --------------------------
    Net increase (decrease) in shares
      outstanding                               10,531       (31,300)
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Funds

                                                                            NEW YORK INSURED
                                                                              INTERMEDIATE
                                                                                  FUND
                                                  MUNICIPAL
                                                  SECURITIES                           Period from
                                                    TRUST                              February 1,
                                                                                          1994
                                                                                      (Commencement
                                                                                           of
                                                     Year                 Year         Operations)
                                                    Ended                 Ended            to
                                                 October 31,           October 31,     October 31,
                                              1995          1994          1995            1994
                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $      1,962  $      3,452  $        486    $        465
    Net realized gain (loss) on
      investments sold and financial
      futures contracts from
      corresponding Portfolio (Note A)            (677)         (433)          (95)           (251)
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                         2,886        (4,761)          938            (890)
                                          ---------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations           4,171        (1,742)        1,329            (676)
                                          ---------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                       (1,962)       (3,452)         (486)           (465)
    Net realized gain on investments                --        (1,152)           --              --
    Excess of net realized gain on
      investments                                   --           (93)           --              --
                                          ---------------------------------------------------------
    Total distributions to shareholders         (1,962)       (4,697)         (486)           (465)
                                          ---------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                    9,877        61,454         4,195          23,595
    Proceeds from reinvestment of
      dividends and distributions                1,227         1,701           190              76
    Payments for shares redeemed               (20,106)     (110,849)       (8,459)         (7,804)
                                          ---------------------------------------------------------
    Net increase (decrease) from Trust
      share transactions                        (9,002)      (47,694)       (4,074)         15,867
                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS           (6,793)      (54,133)       (3,231)         14,726
NET ASSETS:
    Beginning of year                           51,113       105,246        14,726              --
                                          ---------------------------------------------------------
    End of year                           $     44,320  $     51,113  $     11,495    $     14,726
                                          ---------------------------------------------------------
NUMBER OF TRUST SHARES:
    Sold                                           947         5,677           437           2,401
    Issued on reinvestment of dividends
      and distributions                            117           158            20               8
    Redeemed                                    (1,956)      (10,320)         (900)           (817)
                                          ---------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                                 (892)       (4,485)         (443)          1,592
                                          ---------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                                October 31, 1995

----------------------------------------------------------------------

          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Municipal Money Fund ("Municipal Money"), Neuberger&Berman Municipal Securities Trust ("Municipal Securities Trust"), and Neuberger&Berman New York Insured Intermediate Fund ("New York Insured Intermediate") (collectively, the "Funds") are separate series of
   Neuberger&Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). New York Insured Intermediate had no operations until February 1, 1994 other than matters relating to its organization and registration as an open-end management investment company under the 1940 Act, and registration of its shares under the 1933 Act and state law. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
       Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio of Income Managers Trust (the "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100% for each Fund at October 31, 1995). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.
      It is the policy of Municipal Money to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Investments in each Portfolio of Income Managers Trust are valued by Income Managers Trust as indicated in the notes following the Portfolios' schedule of investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, each Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, will be declared and paid annually after the end of the fiscal year. To the extent that each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($75,365 and $25,578 expiring in 1997 and 2003, respectively, for Municipal Money, $433,301 and $676,750 expiring in 2002 and 2003, respectively, for Municipal Securities Trust, and $240,090 and $94,248 expiring in 2002 and 2003, respectively, for New York Insured Intermediate, determined as of October 31, 1995), it is the policy of each Fund not to distribute such gains.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital.
   Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by New York Insured Intermediate in connection with its organization are being amortized on a straight-line basis over a five-year period. At October 31, 1995, the unamortized balance of such expenses amounted to $25,884.
6) EXPENSE ALLOCATION: The Funds bear all costs of operations. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of such Funds, except where another more appropriate allocation of expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION AND DISTRIBUTION FEES AND OTHER TRANSACTIONS
WITH AFFILIATES:
   Each Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of .27% (.25% prior to May 1, 1995) of that Fund's average daily net assets and indirectly pays for investment management services through its investment in its corresponding Portfolio. (See Note B of Notes to Financial Statements of the Portfolios.) The Agreement provides that if with respect to any fiscal year of each Fund, its total operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") exceed the most restrictive of the expense limitations imposed by securities laws of the states in which such Fund's shares are qualified for sale, the administration fees for that fiscal year will be reduced by the amount of such excess, provided that Management has no obligation to reimburse the Fund for any such expenses that exceed the administration fee. The most restrictive expense limitation to which Municipal Money and Municipal Securities Trust are currently subject is 2 1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets, and 1 1/2% of any additional average daily net assets. No reduction in the administration fee as a result of any state expense limitation was required for the year ended October 31, 1995.
   In addition, Management has voluntarily undertaken to reimburse Municipal Securities Trust and New York Insured Intermediate for their Operating Expenses which exceed, in the aggregate, .65% per annum of their average daily net assets (the "Expense Limitation"). This undertaking is subject to termination by Management upon at least sixty (60) days' prior written notice for Municipal Securities Trust, and after February 29, 1996 for New York Insured Intermediate. For the year ended October 31, 1995, such excess expenses amounted to $145,086 and $134,192 for Municipal Securities Trust and New York Insured Intermediate, respectively. New York Insured Intermediate has agreed to repay Management through October 31, 1998, for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed the Expense Limitation.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger&Berman, L.P. ("Neuberger"), a member firm of The New York Stock Exchange and the sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also partners of Neuberger and/or officers and/or directors of Management.
   Under a service agreement, which was in effect through April 30, 1995, each Fund had retained Management to provide certain shareholder, shareholder-related and other services not furnished by the shareholder servicing agent. Pursuant to the service agreement each Fund paid Management a monthly fee at the annual rate of .02% of the average daily net assets of the Fund as compensation for such services. For the period from November 1, 1994 to April 30, 1995, Municipal Money, Municipal Securities Trust, and New York Insured Intermediate paid $15,415, $4,376, and $1,226, respectively, for such services. As of May 1, 1995, the service agreement and the administration agreement were combined into a single agreement with a fee of .27%.
   Each Fund also has a distribution agreement with Management, which receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended October 31, 1995, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                    ADDITIONS     REDUCTIONS
                                   ------------  ------------
MUNICIPAL MONEY                    $195,151,132  $189,912,854

MUNICIPAL SECURITIES TRUST            6,874,507    18,070,520

NEW YORK INSURED INTERMEDIATE         3,850,529     8,400,339

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Money Fund
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                YEAR ENDED OCTOBER 31,
                      1995(1)    1994(1)    1993(1)      1992       1991       1990       1989       1988       1987       1986
                      -----------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year    $ .9995    $ .9996    $ .9995    $  .9989   $  .9989   $  .9989   $  .9993   $  .9995   $ 1.0000   $ 1.0000
                      -----------------------------------------------------------------------------------------------------------
Income From
 Investment
 Operations
    Net Investment
     Income             .0324      .0204      .0184       .0263      .0432      .0539      .0591      .0478      .0388      .0447
    Net Gains or
     Losses on
     Securities        (.0001)    (.0001)     .0001       .0006         --         --     (.0004)    (.0002)    (.0005)        --
                      -----------------------------------------------------------------------------------------------------------
      Total From
       Investment
       Operations       .0323      .0203      .0185       .0269      .0432      .0539      .0587      .0476      .0383      .0447
                      -----------------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from
     net investment
     income)           (.0324)    (.0204)    (.0184)     (.0263)    (.0432)    (.0539)    (.0591)    (.0478)    (.0388)    (.0447)
                      -----------------------------------------------------------------------------------------------------------
Net Asset Value, End
 of Year              $ .9994    $ .9995    $ .9996    $  .9995   $  .9989   $  .9989   $  .9989   $  .9993   $  .9995   $ 1.0000
                      -----------------------------------------------------------------------------------------------------------
Total Return+           +3.29%     +2.06%     +1.86%      +2.66%     +4.40%     +5.53%     +6.07%     +4.89%     +3.95%     +4.56%
                      -----------------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
    Net Assets, End
     of Year (in
     millions)        $ 160.9    $ 150.3    $ 181.6    $  195.6   $  173.9   $  190.6   $  204.8   $  184.5   $  226.1   $  231.4
                      -----------------------------------------------------------------------------------------------------------
    Ratio of
     Expenses to
     Average Net
     Assets               .71%       .73%       .74%        .67%       .66%       .67%       .74%       .69%       .71%       .72%
                      -----------------------------------------------------------------------------------------------------------
    Ratio of Net
     Investment
     Income to
     Average Net
     Assets              3.24%      2.02%      1.85%       2.63%      4.34%      5.41%      5.91%      4.76%      3.90%      4.29%
                      -----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Securities Trust
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                              PERIOD FROM
                                                                                                                JULY 9,
                                                                                                                1987(2)
                                                                                                              TO OCTOBER
                                                     YEAR ENDED OCTOBER 31,                                       31,
                      1995(1)    1994(1)    1993(1)      1992       1991       1990       1989       1988        1987
                      ---------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Year    $ 10.26    $ 11.12    $ 10.53    $  10.39   $  10.14   $  10.09   $  10.08   $   9.73   $ 10.00
                      ---------------------------------------------------------------------------------------------------
Income From
 Investment
 Operations
    Net Investment
     Income               .47        .46        .48         .54        .58        .64        .63        .59       .15
    Net Gains or
     Losses on
     Securities
     (both realized
     and unrealized)      .57       (.73)       .68         .14        .25        .05        .01        .35      (.27)
                      ---------------------------------------------------------------------------------------------------
      Total From
       Investment
       Operations        1.04       (.27)      1.16         .68        .83        .69        .64        .94      (.12)
                      ---------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from
     net investment
     income)             (.47)      (.46)      (.48)       (.54)      (.58)      (.64)      (.63)      (.59)     (.15)
    Distributions
     (from capital
     gains)                --       (.12)      (.09)         --         --         --         --         --        --
    Distributions
     (in excess of
     capital gains)        --       (.01)        --          --         --         --         --         --        --
                      ---------------------------------------------------------------------------------------------------
      Total
       Distributions     (.47)      (.59)      (.57)       (.54)      (.58)      (.64)      (.63)      (.59)     (.15)
                      ---------------------------------------------------------------------------------------------------
Net Asset Value, End
 of Year              $ 10.83    $ 10.26    $ 11.12    $  10.53   $  10.39   $  10.14   $  10.09   $  10.08   $  9.73
                      ---------------------------------------------------------------------------------------------------
Total Return+          +10.35%     -2.57%    +11.30%      +6.72%     +8.41%     +6.99%     +6.55%     +9.88%    -1.15%(3)
                      ---------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
    Net Assets, End
     of Year (in
     millions)        $  44.3    $  51.1    $ 105.2    $   37.0   $   25.5   $   14.1   $   10.5   $    9.8   $   6.7
                      ---------------------------------------------------------------------------------------------------
    Ratio of
     Expenses to
     Average Net
     Assets(4)            .65%       .65%       .62%        .50%       .50%       .50%       .50%       .50%      .50%(5)
                      ---------------------------------------------------------------------------------------------------
    Ratio of Net
     Investment
     Income to
     Average Net
     Assets(4)           4.45%      4.24%      4.33%       5.16%      5.61%      6.28%      6.26%      5.90%     5.29%(5)
                      ---------------------------------------------------------------------------------------------------
    Portfolio
     Turnover
     Rate(6)               --         --         35%         46%        10%        42%        17%        23%        0%
                      ---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          New York Insured Intermediate Fund
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                                  PERIOD FROM
                                                                                            YEAR ENDED        FEBRUARY 1, 1994(2)
                                                                                         OCTOBER 31, 1995     TO OCTOBER 31, 1994
                                                                                        ------------------------------------------
Net Asset Value, Beginning of Year                                                           $    9.25             $   10.00
                                                                                        ------------------------------------------
Income From Investment Operations
    Net Investment Income                                                                          .41                   .29
    Net Gains or Losses on Securities (both realized and unrealized)                               .76                  (.75)
                                                                                        ------------------------------------------
      Total From Investment Operations                                                            1.17                  (.46)
                                                                                        ------------------------------------------
Less Distributions
    Dividends (from net investment income)                                                        (.41)                 (.29)
                                                                                        ------------------------------------------
Net Asset Value, End of Year                                                                 $   10.01             $    9.25
                                                                                        ------------------------------------------
Total Return+                                                                                   +12.88%                -4.63%(3)
                                                                                        ------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                                               $          11.5      $          14.7
                                                                                        ------------------------------------------
    Ratio of Expenses to Average Net Assets(4)                                                      .66%                 .65%(5)
                                                                                        ------------------------------------------
    Ratio of Net Investment Income to Average Net Assets(4)                                        4.24%                4.10%(5)
                                                                                        ------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                                October 31, 1995

----------------------------------------------------------------------

          Income Funds
1)The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2)The date investment operations commenced.
3)Not annualized.
4)After reimbursement of expenses by the administrator as described in Note B of Notes to Financial Statements. Had the administrator not undertaken such action the annualized ratios to average daily net assets would have been:

                                                                                                             PERIOD FROM JULY
                                                        YEAR ENDED OCTOBER 31,                                  9, 1987 TO
MUNICIPAL SECURITIES TRUST    1995      1994      1993      1992      1991      1990      1989      1988     OCTOBER 31, 1987
                             -------   -------   -------   -------   -------   -------   -------   -------         ---
Expenses                        .98%      .82%     1.04%     1.16%     1.38%     1.67%     2.50%     2.00%        1.50%
                             -------   -------   -------   -------   -------   -------   -------   -------         ---
Net Investment Income          4.12%     4.07%     3.91%     4.50%     4.73%     5.11%     4.26%     4.40%        4.29%
                             -------   -------   -------   -------   -------   -------   -------   -------         ---

                                                            PERIOD FROM
                                        YEAR ENDED       FEBRUARY 1, 1994
NEW YORK INSURED INTERMEDIATE        OCTOBER 31, 1995   TO OCTOBER 31, 1994
                                           ---                  ---
Expenses                                  1.83%                1.53%
                                           ---                  ---
Net Investment Income                     3.07%                3.22%
                                           ---                  ---

5)Annualized.
6)The Fund transferred all of its investment securities into Neuberger&Berman Municipal Securities Portfolio on July 2, 1993. After that date the Fund invested only in Neuberger&Berman Municipal Securities Portfolio and that Portfolio, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for periods ending after July 2, 1993 are included elsewhere in Neuberger&Berman Municipal Securities Portfolio's Financial Highlights.
+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For Municipal Securities Trust and New York Insured Intermediate, total return would have been lower if Management had not reimbursed certain expenses.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Income Funds and
Shareholders of:
            Neuberger&Berman Municipal Money Fund
            Neuberger&Berman Municipal Securities Trust and
            Neuberger&Berman New York Insured Intermediate Fund

   We have audited the accompanying statements of assets and liabilities of the Neuberger&Berman Municipal Money Fund, Neuberger&Berman Municipal Securities Trust, and Neuberger&Berman New York Insured Intermediate Fund, three of the series comprising Neuberger&Berman Income Funds (the "Trust"), as of October 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Neuberger&Berman Income Funds at October 31, 1995, the results of their operations for the year then ended, the changes in their net assets and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
December 1, 1995

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                                                                              25

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Money Portfolio

   PRINCIPAL                                                               VALUE(3)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)           SECURITY(1)              MOODY'S       S&P       OMITTED)
---------------  ------------------------------  -----------  ---------  -------------
                 TAX-EXEMPT
                 SECURITIES  --  PRE-REFUNDED
                 BACKED BY U.S. GOVERNMENT
                 SECURITIES (5.9%)
       2,500     Cobb Co. (GA) Wtr. & Swr. Ref.
                 & Imp. Rev., Ser. 1985, 9.50%,
                 due 7/1/08 P/R 7/1/96               Aaa         AAA       $   2,641
       1,000     Commonwealth of Massachusetts
                 Ref. G.O., Ser. 1986 A,
                 7.125%, due 10/1/05 P/R
                 10/1/96                             Aaa                       1,048
       1,150     Minnesota Ref. G.O., 7.00%,
                 due 8/1/99 P/R 8/1/96               Aaa                       1,176
       2,000     Palm Beach Co. (FL) Solid
                 Waste Au. Imp. Ref. Rev., Ser.
                 1985, 10.00%, due 12/1/05 P/R
                 12/1/95                             Aaa         AAA           2,049
       1,000     Tacoma (WA) Elec. Sys. Ref.
                 Rev. (Dept. of Pub. Util.,
                 Light Div.), Ser. 1985,
                 9.375%, due 1/1/15 P/R 1/1/96       Aaa         A+            1,027
       1,500     Washington Ref. G.O., Ser.
                 1986 D, 8.00%, due 9/1/06 P/R
                 9/1/96                              Aaa         AAA           1,551
                                                                         -------------
                                                                               9,492
                                                                         -------------
                 MUNICIPAL NOTES (8.4%)
       1,000     Dekalb Co. (GA) TANS, 5.00%,
                 due 12/29/95                       MIG-1       SP-1+          1,001
       2,000     Milwaukee (WI) RANS, Ser. A,
                 5.50%, due 2/22/96                 MIG-1       SP-1+          2,005
       1,000     Summit Co. (OH) Var. Purp.
                 Limited Tax G.O. BANS, Ser.
                 1995 A, 5.00%, due 3/7/96          MIG-1       SP-1           1,001
       1,000     University of Cincinnati (OH)
                 BANS, Ser. K-1, 5.00%, due
                 3/21/96                            MIG-1       SP-1+          1,001
       1,500     Dane Co. (WI) G.O. Notes, Ser.
                 1995 A, 5.75%, due 5/1/96           Aaa                       1,510
       1,000     Michigan Muni. Bond Au. Rev.
                 Notes, Ser. 1995 A, 5.00%, due
                 5/3/96                                         SP-1+          1,004
       1,010     Commonwealth of Massachusetts
                 G.O., Ser. 1995 A, 4.25%, due
                 6/12/96                            MIG-1       SP-1           1,012
       1,000     Michigan Muni. Bond Au. Rev.
                 Notes, Ser. B, 4.50%, due
                 7/3/96                                         SP-1+          1,005
       2,000     Texas TRANS, Ser. A, 4.75%,
                 due 8/30/96                        MIG-1       SP-1+          2,011
       2,000     Palm Beach (FL) Sch. Dist.
                 TANS, 4.50%, due 9/27/96                       SP-1+          2,011
                                                                         -------------
                                                                              13,561
                                                                         -------------

                                                                October 31, 1995
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(3)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)           SECURITY(1)              MOODY'S       S&P       OMITTED)
---------------  ------------------------------  -----------  ---------  -------------
                 TAX-EXEMPT
                 SECURITIES  --  BACKED BY
                 INSURANCE (1.2%)
FINANCIAL GUARANTY INSURANCE CO.
$      2,000     Connecticut Spec. Assessment
                 Unemployment Comp. Adv. Fund
                 Rev., Ser. 1993 C, 3.90%, due
                 11/15/01 Putable 7/1/96           VMIG-1       A-1+     $     2,000
                                                                         -------------
                 TAX-EXEMPT
                 SECURITIES  --  BACKED BY
                 LETTERS OF CREDIT (1.0%)
MORGAN GUARANTY TRUST CO.
       1,600     Chicago (IL) G.O. Notes, Ser.
                 1995 A, 3.75%, due 5/1/96         VMIG-1       A-1+           1,600
                                                                         -------------
                 TAX-EXEMPT
                 SECURITIES  --  OTHER (3.9%)
       2,000     Board of Regents of the Univ.
                 of Texas Sys. Perm. Univ. Fund
                 Ref. Rev., Ser. 1988, 6.60%,
                 due 7/1/96                         Aaa          AA+           2,036
       1,000     Maryland CDA Dept. of Hsg. &
                 Comm. Dev. (Single-Family
                 Prog.), 9th Ser. 1994, 5.375%,
                 due 4/1/19 Putable 11/29/95       VMIG-1                      1,000
       1,750     Minneapolis (MN) G.O. Tax
                 Anticipation Cert. (Sch. Dist.
                 #1, Minnesota Sch. Dist.
                 Credit Enhancement Prog.),
                 Ser. 1995, 5.75%, due 1/25/96     MIG-1        SP-1+          1,753
       1,000     Shelby Co. (TN) Ref. G.O.,
                 Ser. 1992 A, 4.90%, due 3/1/96      Aa          AA+           1,002
         500     St. Paul (MN) Ind. Sch. Dist.
                 625 G.O. Tax Anticipation
                 Cert. (Minnesota Sch. Dist.
                 Credit Enhancement Proj.),
                 Ser. 1995 A, 5.375%, due
                 3/28/96                           MIG-1                         502
                                                                         -------------
                                                                               6,293
                                                                         -------------
                 TAX-EXEMPT CASH EQUIVALENT
                 SECURITIES (14.9%)
       2,000     Becker (MN) PCR (Northern
                 States Pwr. Co.  -- Sherburne
                 Co. Generating Sta. Unit #3
                 Proj.), Ser. 1993 A, 3.70%,
                 TECP due 12/7/95                  VMIG-1       A-1+           2,000
       1,200     Butler Co. (KS) Solid Waste
                 Disp. Fac. Rev. (Texaco
                 Refining & Mktg. Inc. Proj.),
                 Ser. A, 4.10%, VRDN due 8/1/24    VMIG-1        A-1           1,200
       1,500     Carlton (WI) PCR (Wisconsin
                 Pwr. & Light Co. Proj.), Ser.
                 1988, 4.10%, VRDN due 8/1/15       P-1          AA            1,500

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(3)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)           SECURITY(1)              MOODY'S       S&P       OMITTED)
---------------  ------------------------------  -----------  ---------  -------------
   $     100     Decatur (AL) IDB Solid Waste
                 Disp. Rev. (Amoco Chemical Co.
                 Proj.), 4.05%, VRDN due 5/1/25    VMIG-1       A-1+       $     100
       2,900     Gulf Coast (TX) IDA Marine
                 Term. Rev. (Amoco Oil Co.
                 Proj.), Ser. 1993, 4.05%, VRDN
                 due 4/1/28                        VMIG-1       A-1+           2,900
       3,900     Gulf Coast (TX) Waste Disp.
                 Au. Ref. Rev. (Amoco Oil Co.
                 Proj.), Ser. 1994, 4.05%, VRDN
                 due 8/1/23                        VMIG-1       A-1+           3,900
         200     Harris Co. (TX) Ind. Dev.
                 Corp. PCR (Exxon Proj.), Ser.
                 1987, 4.05%, VRDN due 8/15/27                  A-1+             200
         400     Hillsborough Co. (FL) IDA PCR
                 (Tampa Elec. Co. Proj.), Ser.
                 1993, 4.00%, VRDN due 11/1/20     VMIG-1       A-1+             400
       1,800     Lincoln Co. (WY) PCR (Exxon
                 Proj.), Ser. 1985 & 1987 B,
                 3.90% & 4.10%, VRDN due 8/1/15
                 & 7/1/17                            Aaa        A-1+           1,800
       1,200     Jackson Co. (MS) Ind. Sewage
                 Fac. Rev. (Chevron U.S.A. Inc.
                 Proj.), Ser. 1994, 4.05%, VRDN
                 due 12/15/24                        P-1                       1,200
         800     Minneapolis (MN) Comm. Dev.
                 Agcy. Ref. PCR (Northern
                 States Pwr. Co. Proj.), Ser.
                 1985, 4.00%, VRDN due 3/1/11        P-1        A-1+             800
       2,100     Oak Creek (WI) PCR (Wisconsin
                 Elec. Pwr. Co. Proj.), Ser.
                 1986, 4.00%, VRDN due 8/1/16        P-1         AA            2,100
       3,900     Southwestern (IL) Dev. Au.
                 Solid Waste Disp. Rev. (Shell
                 Oil Co. Wood River Proj.),
                 Ser. 1991 & 1992, 4.05%, VRDN
                 due 8/1/21 & 4/1/22               VMIG-1       A-1+           3,900
       2,000     Texas Pub. Fin. Au. Rev., Ser.
                 B, 3.75%, TECP due 11/2/95          P-1        A-1+           2,000
                                                                         -------------
                                                                              24,000
                                                                         -------------
                 TAX-EXEMPT CASH EQUIVALENT
                 SECURITIES  --  BACKED BY
                 LETTERS OF CREDIT (65.4%)
ABN  --  AMRO BANK
       1,600     Phenix Co. (AL) IDB Env. Imp.
                 Rev. (Mead Coated Board
                 Proj.), 3.80%, TECP due
                 11/28/95                           P-1                        1,600
         900     Prince George's Co. (MD) Ref.
                 Rev. (Frank Parsons Paper Co.,
                 Inc. Fac.), Ser. 1987, 3.85%,
                 VRDN due 1/1/13                    P-1         A-1+             900

                                                                October 31, 1995
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(3)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)           SECURITY(1)              MOODY'S       S&P       OMITTED)
---------------  ------------------------------  -----------  ---------  -------------
BANK OF AMERICA
$        500     California Hlth. Fac. Au.
                 Hosp. Rev. (N.T. Enloe Mem.
                 Hosp.), Ser. 1985 A, 3.65%,
                 VRDN due 1/1/16                                A-1+     $       500
       1,300     Coconino Co. (AZ) Poll. Ctrl.
                 Corp. PCR (Arizona Pub. Svc.
                 Co. Navajo Proj.), Ser. 1994
                 A, 4.10%, VRDN due 10/1/29         P-1         A-1+           1,300
       1,000     Maricopa Co. (AZ) PCR (Arizona
                 Pub. Svc. Co. Palo Verde
                 Proj.), Ser. 1994 E, 3.95%,
                 VRDN due 5/1/29                    P-1         A-1+           1,000
BANQUE INDOSUEZ-FRANCE
         300     Brunswick & Glynn Cos. (GA)
                 Dev. Au. (Jekyll Dev. Assoc.,
                 L.P. Proj.), Ser. 1985, 3.95%,
                 VRDN due 12/1/15                  VMIG-1        A-1             300
BANQUE PARIBAS
         900     Dade Co. (FL) Solid Waste IDR
                 (Montenay-Dade, Ltd. Proj.),
                 Ser. 1989 & 1990 A, 4.15%,
                 VRDN due 12/1/10 & 12/1/13        VMIG-1        A-1             900
         600     Robbinsdale (MN) IDR (Unicare
                 Homes Inc. Proj.), Ser. 1984,
                 4.00%, VRDN due 10/1/14                         A-1             600
BARCLAYS BANK INT'L., LTD.
       4,700     Florida HFA Hsg. Rev. (Ashley
                 Lake Park II Proj.), Ser. 1989
                 J, 4.00%, VRDN due 12/1/11        VMIG-1        AA            4,700
CANADIAN IMPERIAL BANK OF COMMERCE
       2,000     Albuquerque (NM) Gross
                 Receipts/Lodgers' Tax Ref.
                 Rev., Ser. 1991 A, 3.95%, VRDN
                 due 7/1/22                        VMIG-1       A-1+           2,000
       2,595     Memphis (TN) Arpt. Au. Rev.
                 (Shelby Co. Arpt.), 3.90% &
                 3.95%, TECP due 12/8/95 &
                 2/7/96                             P-1          A-1           2,595
       1,925     Rhode Island Port Au. Econ.
                 Dev. Corp. Elec. Energy Fac.
                 Ref. Rev. (Newport Elec. Corp.
                 Proj.), Ser. 1994, 3.95%, VRDN
                 due 9/1/11                        VMIG-1       A-1+           1,925
COMMERZ BANK
       3,100     Houston (TX) Arpt. Sys. Rev.,
                 Ser. A, 3.75% & 3.80%, TECP
                 due 1/16/96 & 1/17/96              P-1         A-1+           3,100
COMMONWEALTH BANK OF AUSTRALIA
       1,000     Pendleton Co. (KY) Lease Rev.
                 (Kentucky Assoc. of Cos.
                 Leasing Trust Prog.), Ser.
                 1989, 3.90%, TECP due 11/7/95                  A-1+           1,000

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(3)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)           SECURITY(1)              MOODY'S       S&P       OMITTED)
---------------  ------------------------------  -----------  ---------  -------------
CREDIT COMMERCIAL DE FRANCE
$        450     Elkhart Co. (IN) Econ. Dev.
                 Rev. (Pace Amer. Inc. Proj.),
                 4.25%, VRDN due 1/1/13            VMIG-1                $       450
         300     Indiana Emp. Dev. Comm. Econ.
                 Dev. Rev. (Metal Svcs. &
                 Supply Inc.), 4.25%, VRDN due
                 1/1/13                            VMIG-1                        300
         500     Indiana Emp. Dev. Comm. Econ.
                 Dev. Rev. (Mobel Proj.), Ser.
                 1988, 4.25%, VRDN due 1/1/14      VMIG-1                        500
          50     Indiana Emp. Dev. Comm. Econ.
                 Dev. Rev. (Southern Indiana
                 Rehabilitation Svc. Inc.),
                 4.25%, VRDN due 1/1/14            VMIG-1                         50
         170     Indiana Emp. Dev. Comm. Econ.
                 Dev. Rev. (Triangle Ventures),
                 Ser. 1988, 4.25%, VRDN due
                 1/1/14                            VMIG-1                        170
         600     Mississippi Bus. Fin. Corp.
                 IDR (Air Cruisers Co., Inc.
                 Proj.), Ser. 1989 C, 4.10%,
                 VRDN due 10/1/04                   P-1                          600
         200     South Carolina Jobs Econ. Dev.
                 Au. (Brown Packing Inc.), Ser.
                 1988 B, 4.20%, VRDN due 4/1/99    VMIG-1                        200
         300     South Carolina Jobs Econ. Dev.
                 Au. (Kent Mfg. Proj.), Ser.
                 1988 A, 4.10%, VRDN due 4/7/99    VMIG-1                        300
          50     South Carolina Jobs Econ. Dev.
                 Au. (Mar-Mac Mfg. Co.), Ser.
                 1988 A, 4.20%, VRDN due 4/7/99    VMIG-1                         50
         350     South Carolina Jobs Econ. Dev.
                 Au. (Regal-Beloit Corp.), Ser.
                 1987 A, 4.10%, VRDN due 5/7/01     P-1                          350
         100     South Carolina Jobs Econ. Dev.
                 Au. (Sudan & Delta Prop.),
                 Ser. A, 4.20%, VRDN due 1/1/04    VMIG-1                        100
         450     South Carolina Jobs Econ. Dev.
                 Au. (Phoenix Finishing Proj.),
                 Ser. 1988 B, 4.20%, VRDN due
                 4/1/04                            VMIG-1                        450
         700     South Carolina Jobs Econ. Dev.
                 Au. (Osmose Wood Preserving),
                 Ser. B, 4.10%, VRDN due
                 12/1/04                            P-1                          700
         400     South Carolina Jobs Econ. Dev.
                 Au. (Edens 321 Partnership),
                 Ser. 1987 A, 4.20%, VRDN due
                 11/7/07                            P-1                          400

                                                                October 31, 1995
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(3)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)           SECURITY(1)              MOODY'S       S&P       OMITTED)
---------------  ------------------------------  -----------  ---------  -------------
   $     600     South Carolina Jobs Econ. Dev.
                 Au. (Florence RHF Hsg. Inc.),
                 Ser. 1987 A, 4.00%, VRDN due
                 11/7/07                             P-1                   $     600
CREDIT LOCAL DE FRANCE
       2,000     South Carolina Jobs Econ. Dev.
                 Au. Hosp. Facs. Rev. (Baptist
                 Healthcare Sys.), 3.85%, VRDN
                 due 8/1/12                        VMIG-1       A-1+           2,000
CREDIT LYONNAIS
       1,000     San Antonio (TX) Hsg. Fin.
                 Corp. Multi-Family Hsg. Rev.
                 (Braesview Apts. Proj.), Ser.
                 1990, 4.10%, VRDN due 11/1/20                  A-1+           1,000
CREDIT SUISSE BANK
       1,200     Hubbard Co. (MN) Solid Waste
                 Disp. Rev. (Potlatch Corp.
                 Proj.), Ser. 1990, 4.05%, VRDN
                 due 8/1/14                                     A-1+           1,200
         500     Montgomery Co. (TX) Ind. Dev.
                 Corp. IDR (Tile Corp.), Ser.
                 1986 B, 4.10%, VRDN due
                 12/1/03                                        A-1+             500
         900     Salt Lake City (UT) Arpt.
                 Rev., Ser. 1994 A, 4.00%, VRDN
                 due 6/1/98                        VMIG-1       A-1+             900
       1,000     Wake Co. (NC) Ind. Fac. &
                 Poll. Ctrl. Fin. Au. PCR
                 (Carolina Pwr. & Light Co.
                 Proj.), Ser. 1985 A, 3.85%,
                 VRDN due 5/1/15                    P-1         A-1+           1,000
         600     Warren Co. (AR) Solid Waste
                 Disp. Rev. (Potlatch Corp.
                 Proj.), 4.05%, VRDN due 4/1/12                 A-1+             600
DEUTSCHE BANK
       1,500     Gillette (WY) Ref. PCR
                 (PacifiCorp Proj.), 3.85%,
                 TECP due 11/6/95                   P-1         A-1+           1,500
       2,600     New Hampshire IDA PCR
                 (Connecticut Light & Pwr. Co.
                 Proj.), Ser. 1986, 4.05%, VRDN
                 due 11/1/16                       VMIG-1                      2,600
         200     Ohio Air Quality Dev. Au. (The
                 Mead Corp. Proj.), Ser. 1986
                 A, 3.80%, VRDN due 10/1/01                     A-1+             200
DOW CHEMICAL CORP.
       1,360     Brazos (TX) River Harbor Ind.
                 Dev. Corp. (Dow Chemical Co.
                 Proj.), Ser. 1986, 3.85%, TECP
                 due 11/29/95                       P-1          A-1           1,360
       1,400     Brazos (TX) River Harbor
                 Navigation Dist. PCR (Brazoria
                 Co., Dow Chemical Co. Proj.),
                 Ser. 1988, 3.90%, TECP due
                 12/8/95                            P-1          A-1           1,400

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(3)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)           SECURITY(1)              MOODY'S       S&P       OMITTED)
---------------  ------------------------------  -----------  ---------  -------------
   $     800     Brazos (TX) River Harbor
                 Navigation Dist. Rev.
                 (Brazoria Co., Dow Chemical
                 Co. Proj.), Ser. 1993, 4.10%,
                 VRDN due 5/1/23                     P-1         A-1       $     800
       1,700     Michigan Strategic Fund, Ser.
                 A-2, 3.75%, TECP due 12/6/95        P-1         A-1           1,700
       2,000     Michigan Strategic Fund PCR
                 (Dow Chemical Co. Proj.), Ser.
                 1985 & 1988, 3.55% & 3.95%,
                 TECP due 11/6/95 & 2/6/96           P-1         A-1           2,000
         500     New Jersey Econ. Dev. Au. (El
                 Dorado Term. Co. Proj.-Dow
                 Chemical Co., Lessee), Ser.
                 1984 A, 4.00%, VRDN due 5/1/01      P-1         A-1             500
         100     West Baton Rouge Parish (LA)
                 Ind. Dist. #3 Rev. (Dow
                 Chemical Co. Proj.), 4.10%,
                 VRDN due 12/1/23                    P-1         A-1             100
GENERAL ELECTRIC CAPITAL CORP.
       2,100     Mt. Vernon (IN) Solid Waste
                 Disp. PCR (General Elec. Co.
                 Proj.), Ser. 1989, 3.70% &
                 3.90%, TECP due 12/8/95 &
                 2/9/96                             P-1         A-1+           2,100
HARRIS TRUST & SAVINGS
       1,000     Illinois Dev. Fin. Au. IDR
                 (Grayhill Inc. Proj.), Ser. C,
                 4.10%, VRDN due 2/1/05             P-1         A-1+           1,000
       4,100     Indiana Dev. Fin. Au. Rev.
                 (Red Gold Inc. Proj.), Ser. A,
                 4.10%, VRDN due 6/30/09                        A-1+           4,100
LASALLE NATIONAL BANK
       6,700     Village of Bolingbrook (IL)
                 Will & Dupage Cos.
                 Multi-Family Hsg. Redev. Rev.
                 (Amberton Apts.), Ser. 1994,
                 4.10%, VRDN due 11/1/19                        A-1+           6,700
MORGAN GUARANTY TRUST CO.
         400     Charleston Co. (SC) Ind. Ref.
                 Rev. (Massey Coal Term., S.C.
                 Corp. Proj.), Ser. 1982,
                 3.95%, VRDN due 1/1/07             P-1                          400
       1,385     Daviess Co. (KY) Solid Waste
                 Disp. Fac. Rev. (Scott Paper
                 Co. Proj.), Ser. 1993 A,
                 4.05%, VRDN due 12/1/23           VMIG-1       A-1+           1,385
       1,100     New York Energy Res. & Dev.
                 Au. PCR (Niagara Mohawk Pwr.
                 Corp. Proj.), Ser. 1987 B,
                 3.95%, VRDN due 7/1/27                         A-1+           1,100
       1,000     Port of Kalama (WA) Pub. Corp.
                 Port Fac. Rev. (ConAgra, Inc.
                 Proj.), 3.80%, VRDN due 1/1/04                 A-1+           1,000

                                                                October 31, 1995
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(3)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)           SECURITY(1)              MOODY'S       S&P       OMITTED)
---------------  ------------------------------  -----------  ---------  -------------
   $   1,200     Southwest Higher Ed. Au. (TX)
                 Ref. Rev. (Southern Methodist
                 Univ. Proj.), Ser. 1985,
                 3.90%, VRDN due 7/1/15            VMIG-1                  $   1,200
NATIONAL WESTMINSTER BANK
       2,000     Carbon Co. (PA) IDA Res. Rec.
                 Rev. (Panther Creek Partners
                 Proj.), Ser. A, 3.85%, TECP
                 due 11/8/95                        P-1         A-1+           2,000
       3,200     Marion Co. Comm. (WV) Solid
                 Waste Disp. Fac. Rev. (Grant
                 Town Cogeneration Proj.), Ser.
                 1990 A-D, 4.05% & 4.10%, VRDN
                 due 10/1/17                       VMIG-1       A-1+           3,200
       1,000     Rhode Island Std. Loan Au.
                 Std. Loan Prog. Rev., 1st Ser.
                 1995, 4.10%, VRDN due 7/1/19                   A-1+           1,000
       1,075     Texas Small Bus. Ind. Dev.
                 Corp. (Texas Pub. Fac. Cap.
                 Access Prog.), Ser. 1986,
                 3.95%, VRDN due 7/1/26            VMIG-1                      1,075
NORWEST BANK
         800     New Ulm (MN) Hosp. Ref. Rev.
                 (Hlth. Central Sys. Proj.),
                 Ser. 1985, 3.85%, VRDN due
                 8/1/14                                         A-1+             800
PNC BANK
         400     Florida HFA Multi-Family Hsg.
                 Rev. (Falls of Venice Proj.),
                 Ser. E, 4.05%, VRDN due
                 12/1/11                            P-1          A-1             400
ROYAL BANK OF CANADA
       1,200     Lone Star (TX) Arpt. Imp. Au.,
                 Ser. A-3, 3.90%, VRDN due
                 12/1/14                           VMIG-1                      1,200
SOCIETE GENERALE
       1,900     Chicago (IL) O'Hare Int'l.
                 Arpt. Spec. Fac. Rev.
                 (Compagnie Nationale Air
                 France Proj.), Ser. 1990,
                 4.05%, VRDN due 5/1/18                         A-1+           1,900
       1,000     Illinois Toll Highway Au. Toll
                 Highway Ref. Rev., Ser. 1993
                 B, 3.85%, VRDN due 1/1/10         VMIG-1       A-1+           1,000
         100     Indianapolis (IN) Multi-Family
                 Ref. Rev. (Canal Square
                 Proj.), Ser. 1989, 3.85%, VRDN
                 due 12/1/15                       VMIG-1                        100
STUDENT LOAN MARKETING ASSOC.
         200     Colorado Std. Oblig. Bond Au.
                 Std. Loan Rev., Ser. 1993 A,
                 3.85%, VRDN due 7/1/99            VMIG-1       A-1+             200
         300     Nebraska Higher Ed. Loan
                 Prog., Inc. Std. Loan Prog.
                 Rev., Ser. 1986 A, 4.00%, VRDN
                 due 12/1/16                                    A-1+             300

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(3)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)           SECURITY(1)              MOODY'S       S&P       OMITTED)
---------------  ------------------------------  -----------  ---------  -------------
   $   1,600     Panhandle Plains (TX) Higher
                 Ed. Au., Inc. Std. Loan Rev.,
                 Ser. 1995 A, 4.00%, VRDN due
                 6/1/25                            VMIG-1                  $   1,600
       2,000     Pennsylvania Higher Ed.
                 Assoc., Ser. 1988 B, 4.00%,
                 VRDN due 7/1/18                   VMIG-1       A-1+           2,000
SUN BANK
       2,000     Orange Co. (FL) Hlth. Fac. Au.
                 Rev. (SHCC Svcs., Inc. Proj.),
                 Ser. 1992, 3.85%, VRDN due
                 12/1/23                           VMIG-1                      2,000
SWISS BANK CORP.
       1,000     Brazos (TX) River Au. Ref. PCR
                 (Texas Util. Elec. Co. Proj.),
                 Ser. 1995 C, 4.05%, VRDN due
                 6/1/30                            VMIG-1       A-1+           1,000
         900     Hapeville (GA) Dev. Au. IDR
                 (Hapeville Hotel Ltd.), 4.10%,
                 VRDN due 11/1/15                   P-1          AA+             900
       1,200     Pennsylvania Energy Dev. Au.
                 Rev. (B & W Ebensburg Proj.),
                 Ser. 1986, 4.00%, VRDN due
                 12/1/11                           VMIG-1                      1,200
       3,800     Port of Port Arthur (TX)
                 Navigation Dist. of Jefferson
                 Co. PCR (Star Enterprise
                 Proj.), Ser. 1994, 4.05%, VRDN
                 due 4/1/14                                     A-1+           3,800
TORONTO DOMINION BANK
       2,000     Clark Co. (NV) Arpt. Sys. Sub.
                 Lien Rev., Ser. 1995 A-1,
                 3.85%, VRDN due 7/1/25            VMIG-1       A-1+           2,000
         120     Wisconsin Hlth. Fac. Au.
                 (Franciscan Healthcare
                 Inc.  --  Sys. Fin.), Ser.
                 1985 A-2, 3.80%, VRDN due
                 1/1/16                            VMIG-1       A-1+             120
TRUST CO. BANK-ATLANTA
       2,000     Fulco (GA) Hosp. Au. (St.
                 Joseph's Hosp. of Atlanta
                 Proj.), Ser. 1989, 3.80%, TECP
                 due 1/17/96                       VMIG-1        A-1           2,000
UNION BANK OF SWITZERLAND
       1,705     Des Moines (IA) Comm. Dev.
                 Rev. (Capitol Center III
                 Proj.), Ser. 1985, 3.90%, VRDN
                 due 12/1/15                       VMIG-1                      1,705
         200     Indiana Emp. Dev. Comm. Econ.
                 Dev. Rev. (K & F Ind. Inc.),
                 4.25%, VRDN due 1/1/14            VMIG-1                        200
       2,000     Missouri Env. Imp. & Energy
                 Res. Au. PCR (Union Elec.
                 Proj.), Ser. 1985 A, 3.80%,
                 TECP due 11/6/95                   P-1         A-1+           2,000

                                                                October 31, 1995
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(3)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)           SECURITY(1)              MOODY'S       S&P       OMITTED)
---------------  ------------------------------  -----------  ---------  -------------
   $     400     New Hampshire Ind. Dev. Au.
                 PCR (Connecticut Light & Pwr.
                 Co. Proj.), Ser. 1988, 4.05%,
                 VRDN due 8/1/18                                A-1+       $     400
       1,700     Sunshine State (FL)
                 Governmental Fin. Comm. Rev.,
                 Ser. 1986, 3.80%, TECP due
                 12/5/95                           VMIG-1                      1,700
WEST DEUTSCHE LANDESBANK
       2,500     Sweetwater Co. (WY) Env. Imp.
                 Rev. (PacifiCorp Proj.), Ser.
                 1990 A, 3.90%, TECP due
                 11/3/95 & 11/6/95                 VMIG-1       A-1+           2,500
WESTPAC BANKING CORP.
       1,000     Chicago (IL) O'Hare Int'l.
                 Arpt. Fac. Rev. (Gen. Arpt.
                 2nd Lien), Ser. 1984 A, 4.05%,
                 VRDN due 1/1/15                   VMIG-1        A-1           1,000
                                                                         -------------
                                                                             105,285
                                                                         -------------
                 TAX-EXEMPT CASH EQUIVALENT
                 SECURITIES  --  BACKED BY
                 INSURANCE (0.7%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
         400     Sayre (PA) Healthcare Fac. Au.
                 (VHA of PA Inc., Cap. Asset
                 Fin. Prog.), Ser. 1985 A,
                 3.85%, VRDN due 12/1/20            Aaa          A-1             400
FINANCIAL GUARANTY INSURANCE CO.
         500     Pinellas Co. (FL) Healthcare
                 Fac. Au. Ref. Rev. (Bayfront
                 Med. Ctr. Inc. Proj.), 3.90%,
                 VRDN due 6/1/09                   VMIG-1        A-1             500
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
         188     Clermont (OH) Hosp. Fac. Rev.
                 (Mercy Healthcare Sys.,
                 Province of Cincinnati), Ser.
                 1985 B, 3.80%, VRDN due
                 12/1/15                           VMIG-1       A-1+             188
                                                                         -------------
                                                                               1,088
                                                                         -------------
                 TOTAL INVESTMENTS (101.4%)                                  163,319
                 Liabilities, less cash,
                 receivables and other assets
                 [(1.4%)]                                                     (2,225  )
                                                                         -------------
                 TOTAL NET ASSETS (100.0%)                               $   161,094
                                                                         -------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Municipal Securities Portfolio

   PRINCIPAL                                                               VALUE(3)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)           SECURITY(1)              MOODY'S       S&P       OMITTED)
---------------  ------------------------------  -----------  ---------  -------------
                 TAX-EXEMPT
                 SECURITIES -- PRE-REFUNDED
                 BACKED BY U.S. GOVERNMENT
                 SECURITIES (5.1%)
      $1,000     Harris Co. (TX) Toll Road
                 Rev., Ser. A, 6.50%, due
                 8/15/17 P/R 8/15/02                 Aaa                   $   1,127
       1,000     Massachusetts Wtr. Res. Au.
                 Gen. Rev., Ser. 1992 A, 6.50%,
                 due 7/15/21 P/R 7/15/02             Aaa         AAA           1,126
                                                                         -------------
                                                                               2,253
                                                                         -------------
                 TAX-EXEMPT
                 SECURITIES -- BACKED BY
                 INSURANCE (28.5%)
     AMERICAN MUNICIPAL BOND ASSURANCE CORP.
       1,000     Florida Dept. of Env.
                 Protection Preservation 2000
                 Rev., Ser. 1995 A, 5.50%, due
                 7/1/07                             Aaa          AAA           1,037
       1,000     Harris Co. (TX) Toll Road Sr.
                 Lien Ref. Rev., Ser. 1994,
                 4.30%, due 8/15/00                 Aaa          AAA             996
       1,000     New York City (NY) Muni.
                 Assist. Corp. Ref. Rev., Ser.
                 D, 5.25%, due 7/1/02               Aaa          AAA           1,038
         750     West Geauga (OH) Local Sch.
                 Dist. Unlimited Tax G.O., Ser.
                 1994, 5.25%, due 11/1/02           Aaa          AAA             778
FINANCIAL GUARANTY INSURANCE CO.
       1,000     Collier Co. (FL) Wtr. & Swr.
                 Dist. Ref. Rev., Ser. 1994 B,
                 5.25%, due 7/1/13                  Aaa          AAA             971
       1,000     Dade Co. (FL) Wtr. & Swr. Sys.
                 Rev., 6.25%, due 10/1/06           Aaa                        1,110
         325     Metropolitan (DC) Arpts. Au.
                 Arpt. Sys. Rev., Ser. 1990 A,
                 6.90%, due 10/1/99                 Aaa          AAA             352
         750     New York Dorm. Au. Ed. Fac.
                 Rev. (State Univ.), Ser. 1993
                 B, 5.20%, due 5/15/03              Aaa          AAA             778
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
       1,000     Commonwealth of Pennsylvania
                 G.O., (Ref. & Projects), 2nd
                 Ser. 1994, 5.20%, due 6/15/04      Aaa          AAA           1,029
       1,000     Connecticut Special Tax Oblig.
                 Ref. Rev. (Trans.
                 Infrastructure Purp.), Ser.
                 1993 A, 5.40%, due 9/1/09          Aaa                        1,008

                                                                October 31, 1995
--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(3)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)           SECURITY(1)              MOODY'S       S&P       OMITTED)
---------------  ------------------------------  -----------  ---------  -------------
   $   1,000     Nebraska Inv. Fin. Au. Hosp.
                 Rev. (Nebraska Methodist Hlth.
                 Sys., Inc.), Ser. 1991, 7.00%,
                 due 3/1/06                          Aaa         AAA       $   1,127
       1,000     Puerto Rico Elec. Pwr. Au.
                 Pwr. Ref. Rev., Ser. W, 6.50%,
                 due 7/1/05                          Aaa         AAA           1,129
       1,000     Rhode Island Clean Wtr.
                 Protection Fin. Agcy. PCR
                 (Revolving Fund Pooled Loan
                 Issue), Ser. 1993 A, 9.20%,
                 due 10/1/03                         Aaa         AAA           1,292
                                                                         -------------
                                                                              12,645
                                                                         -------------
                 TAX-EXEMPT SECURITIES -- OTHER
                 (68.3%)
       1,000     Baltimore Co. (MD) Metro.
                 Dist. G.O., 64th Issue, 4.25%,
                 due 8/1/02                          Aaa         AA+             985
       1,400     Big Stone Gap (VA) Redev. &
                 Hsg. Au. Correctional Fac.
                 Lease Rev. (Wallens Ridge Dev.
                 Proj.), Ser. 1995, 5.10%, due
                 9/1/00                              Aa          AA            1,438
       1,060     Brownwood (TX) Independent
                 Sch. Dist. Unlimited Tax Sch.
                 Bldg. & Ref. G.O. (Brown Co.,
                 Texas), Ser. 1994, Zero
                 Coupon, Yielding 5.90% &
                 6.10%, due 2/15/02 & 2/15/04        Aaa                         742
       1,000     California Ed. Fac. Au. Rev.
                 (Univ. of So. Cal. Proj.),
                 Ser. 1989 B, 6.80%, due
                 10/1/99                             Aa          AA            1,093
         750     Cincinnati (OH) Std. Loan
                 Funding Corp. Std. Loan Ref.
                 Rev., Ser. 1992 C, 6.10%, due
                 7/1/02                              Aaa                         791
       1,000     Commonwealth of Massachusetts
                 Ref. G.O., Ser. 1995 A, 6.25%,
                 due 7/1/04                          A1          A+            1,100
         500     Commonwealth of Virginia
                 Trans. Rev. (No. Virginia
                 Trans. Dist. Prog.), Ser. 1993
                 C, 4.60%, due 5/15/01               Aa          AA              503
       2,000     Georgia G.O., Ser. 1994 D &
                 1995 C, 6.80% & 7.25%, due
                 8/1/00 & 7/1/04                     Aaa         AA+           2,289
       1,970     Honolulu (HI) City & Co. G.O.,
                 Ser. 74, Zero Coupon, Yielding
                 5.95%, due 1/1/13                   Aa                          733

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(3)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)           SECURITY(1)              MOODY'S       S&P       OMITTED)
---------------  ------------------------------  -----------  ---------  -------------
   $   1,000     Jacksonville (FL) Elec. Au.
                 (St. John's River Pwr. Park
                 Sys.), 4th Crossover Ser.,
                 6.375%, due 10/1/99                 Aa1         AA        $   1,076
       1,500     Maryland Comm. Dev. Admin.
                 Dept. Hsg. & Comm. Dev. Rev.
                 (Single-Family Prog.), 3rd
                 Ser., 5.15%, due 4/1/08             Aa                        1,474
         500     Maryland Nat'l. Cap. Park &
                 Planning Comm. (Prince
                 George's Co.), Ser. J2, 6.90%,
                 due 7/1/99                          Aa          AA              544
       1,000     Maryland St. & Local Fac. Loan
                 G.O., 2nd Ser. 1989 T, 6.40%,
                 due 7/15/98                         Aaa         AAA           1,060
         400     Maryland St. & Local Fac. Loan
                 Imp. & Ref. G.O., 3rd Ser.
                 1990 W, 6.60%, due 7/15/00          Aaa         AAA             439
       1,300     Maryland Wtr. Quality Fin.
                 Admin. Ref. Rev. (Revolving
                 Loan Fund), Ser. 1995 A,
                 5.50%, due 9/1/11                   Aa          AA            1,306
       1,000     Mecklenburg Co. (NC) Pub. Imp.
                 G.O., Ser. 1994, 5.50%, due
                 4/1/12                              Aaa         AAA           1,021
       1,000     Minnesota Ref. G.O., 5.20%,
                 due 8/1/00                          Aa1         AA+           1,038
         215     Mississippi Higher Ed. Assist.
                 Corp. Std. Loan Rev., Ser.
                 1993 C, 6.05%, due 9/1/07            A                          222
         150     Missouri Env. Imp. & Energy
                 Res. Au. Wtr. PCR (State
                 Revolving Fund Prog. -
                 Multiple Participant Series),
                 Ser. 1994 A, 4.70%, due 7/1/98      Aa                          152
         395     Nevada Hsg. Div. Single-Family
                 Prog. Ref. Rev. (Fed. Ins. or
                 Gtd. Mtge. Loans), Ser. 1993
                 R, 5.20%, due 4/1/01                A1          AA              399
         500     New Jersey Bldg. Au. Rev.,
                 Ser. 1994, 5.00%, due 6/15/11       Aa          AA-             476
         750     New York City (NY) IDA Spec.
                 Fac. Rev. (Term One Group
                 Assoc., L.P. Proj.), Ser.
                 1994, 6.00%, due 1/1/15              A           A              736

                                                                October 31, 1995
--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(3)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)           SECURITY(1)              MOODY'S       S&P       OMITTED)
---------------  ------------------------------  -----------  ---------  -------------
   $   1,000     New York Dorm. Au. Rev.
                 (Columbia Univ.), Ser. 1994 A,
                 4.00%, due 7/1/00                   Aaa         AA+       $     987
       1,000     Omaha (NE) Pub. Pwr. Dist.
                 Elec. Sys. Rev., Ser. 1993 E,
                 4.60%, due 2/1/06                   Aa          AA              970
         500     Omaha (NE) Var. Purp. G.O.,
                 Ser. 1990, 7.00%, due 5/1/99        Aaa         AAA             545
         500     Phoenix (AZ) Waste Wtr. Sys.
                 Ref. Rev., Ser. 1993, 4.95%,
                 due 7/1/03                          A1          AA              509
       1,000     Platte River (CO) Pwr. Au.
                 Rev., Ser. AA, 6.60%, due
                 6/1/02                              Aa          A+            1,055
       1,000     Port of Portland (OR) Ref.
                 G.O., Ser. A, 4.50%, due
                 3/1/05                              Aa          AA+             969
       1,000     Seattle (WA) Muni. Light &
                 Pwr. Ref. Rev., Ser. 1993,
                 4.90%, due 11/1/03                  Aa          AA            1,013
       2,000     South Carolina Cap. Imp.
                 Unlimited Tax G.O., Ser. A,
                 5.00%, due 3/1/02                   Aaa         AA+           2,062
       1,000     Utah Bldg. G.O., Ser. 1991 G,
                 5.50%, due 7/1/98                   Aaa         AAA           1,036
         480     Utah Hsg. Fin. Agcy.
                 Single-Family Mtge. Purchase
                 Ref. Rev., Ser. 1993 A, 5.40%,
                 due 1/1/03 & 7/1/03                 Aa                          487
       1,000     Washington Motor Vehicle Fuel
                 Tax G.O., Ser. D, 6.50%, due
                 9/1/01                              Aa          AA            1,099
                                                                         -------------
                                                                              30,349
                                                                         -------------
                 TOTAL INVESTMENTS (101.9%)
                 (COST $44,389)                                               45,247(4)
                 Liabilities, less cash,
                 receivables and other assets
                 [(1.9%)]                                                       (827)
                                                                         -------------
                 TOTAL NET ASSETS (100.0%)                                 $  44,420
                                                                         -------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          New York Insured Intermediate Portfolio

   PRINCIPAL                                                               VALUE(3)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)           SECURITY(1)              MOODY'S       S&P       OMITTED)
---------------  ------------------------------  -----------  ---------  -------------
                 TAX-EXEMPT
                 SECURITIES  --  PRE-REFUNDED
                 BACKED BY U.S. GOVERNMENT
                 SECURITIES (1.8%)
   $     185     New York Local Gov't. Assist.
                 Corp., Ser. 1991 A, 7.00%, due
                 4/1/16 P/R 4/1/01                   Aaa         AAA       $     211
                                                                         -------------
                 TAX-EXEMPT
                 SECURITIES  --  BACKED BY
                 INSURANCE (63.4%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
         275     William Floyd (NY) Union Free
                 Sch. Dist. (The
                 Mastics-Moriches-Shirley),
                 4.80%, due 12/1/03                 Aaa          AAA             277
FINANCIAL GUARANTY INSURANCE CO.
         455     Babylon (NY) Waste Fac. G.O.,
                 Ser. 1993, 4.40%, due 8/1/03       Aaa          AAA             448
         500     Chautauqua Co. (NY) Var. Purp.
                 G.O., Ser. 1991, 6.40%, due
                 9/15/04                            Aaa          AAA             561
         435     New York City (NY) G.O., Ser.
                 1990 I, 6.90%, due 8/15/98         Aaa          AAA             465
         300     New York City (NY) Muni.
                 Assist. Corp., Ser. 1991 A,
                 6.60%, due 7/1/01                  Aaa          AAA             331
         450     North Hempstead (NY) Ref.
                 G.O., Ser. 1992 B, 5.90%, due
                 4/1/04                             Aaa          AAA             491
         550     Suffolk Co. (NY) Ind. Dev.
                 Agcy. Rev. (S.W. Swr. Sys.),
                 Ser. 1994, 4.70%, due 2/1/04       Aaa          AAA             547
         470     Triborough Bridge & Tunnel Au.
                 (NY) Spec. Oblig., Ser. 1992,
                 5.80%, due 1/1/02                  Aaa          AAA             502
FINANCIAL SECURITY ASSURANCE CORP.
         500     New York Med. Care Fac. Fin.
                 Agcy. Imp. Ref. Rev. (Mental
                 Hlth. Svcs.), Ser. 1993 F,
                 4.75%, due 8/15/04                 Aaa          AAA             493
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
         500     Broome Co. (NY) Cert. of
                 Participation (Pub. Safety
                 Fac.), Ser. 1994, 4.50%, due
                 4/1/01                             Aaa          AAA             499
         485     Buffalo (NY) Sch. G.O., Ser.
                 1994 B, 5.05%, due 2/1/04 &
                 2/1/05                             Aaa          AAA             495

                                                                October 31, 1995
--------------------------------------------------------------------------------

          New York Insured Intermediate Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(3)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)           SECURITY(1)              MOODY'S       S&P       OMITTED)
---------------  ------------------------------  -----------  ---------  -------------
   $     390     Eldred (NY) Central Sch.
                 Dist., Ser. 1994, 4.50%, due
                 12/15/05                            Aaa         AAA       $     377
         200     New York City (NY) Muni.
                 Assist. Corp., Ser. 57, 7.25%,
                 due 7/1/08                          Aaa         AAA             208
         300     New York Dorm. Au. Rev. (Leake
                 & Watts Svcs. Inc.), Ser.
                 1994, 5.10%, due 7/1/02             Aaa         AAA             308
         300     New York Thruway Au. (Local
                 Hwy. & Bridge Svc. Contract),
                 Ser. A, 5.125%, due 1/1/06          Aaa         AAA             303
         415     Oyster Bay (NY) Pub. Imp. Ref.
                 G.O., 5.40%, due 2/15/03            Aaa         AAA             436
         300     Warren Co. (NY) Pub. Imp.
                 G.O., Ser. 1993 A, 4.40%, due
                 11/15/07                            Aaa         AAA             282
         270     Puerto Rico Elec. Pwr. Au.
                 Pwr. Ref. Rev., Ser. W, 5.00%,
                 due 7/1/04                          Aaa         AAA             275
                                                                         -------------
                                                                               7,298
                                                                         -------------
                 TAX-EXEMPT
                 SECURITIES  --  OTHER (13.8%)
         500     New York Thruway Au. (Local
                 Hwy. & Bridge Svc. Contract),
                 Ser. 1991, 7.00%, due 1/1/03       Baa1         BBB             547
         500     New York Urban Dev. Corp.
                 Proj. Rev. (Columbia Univ.
                 Ctr. for Computers,
                 Microelectronics and
                 Telecommunications Grant),
                 Ser. 1994, 4.75% & 4.875%, due
                 1/1/02 & 1/1/03                    Baa1         BBB             488
         500     Puerto Rico Pub. Bldg. Au.
                 Ref. Rev., Ser. J, 6.50%, due
                 7/1/03                             Baa1          A              553
                                                                         -------------
                                                                               1,588
                                                                         -------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                October 31, 1995

--------------------------------------------------------------------------------

          New York Insured Intermediate Portfolio (Cont'd)

   PRINCIPAL                                                               VALUE(3)
    AMOUNT                                             RATING(2)            (000'S
(000'S OMITTED)           SECURITY(1)              MOODY'S       S&P       OMITTED)
---------------  ------------------------------  -----------  ---------  -------------
                 TAX-EXEMPT CASH EQUIVALENT
                 SECURITIES  --  BACKED BY
                 LETTERS OF CREDIT (12.2%)
TORONTO DOMINION BANK
$        300     New York Energy Res. & Dev.
                 Au. PCR (Niagara Mohawk Pwr.
                 Corp. Proj.), Ser. 1985 A,
                 3.85%, VRDN due 7/1/15                         A-1+     $       300
         500     New York Energy Res. & Dev.
                 Au. PCR (Niagara Mohawk Pwr.
                 Corp. Proj.), Ser. 1985 B,
                 3.85%, VRDN due 12/1/25            P-1                          500
UNION BANK OF SWITZERLAND
         600     Babylon (NY) IDA Res. Rec.
                 Rev. (Babylon Proj.), 3.85%,
                 VRDN due 12/1/24                               A-1+             600
                                                                         -------------
                                                                               1,400
                                                                         -------------
                 TAX-EXEMPT CASH EQUIVALENT
                 SECURITIES  --  BACKED BY
                 INSURANCE (7.8%)
FINANCIAL GUARANTY INSURANCE CO.
         400     New York City (NY) G.O., Ser.
                 1993 B, 4.00%, VRDN due
                 10/1/21                           VMIG-1       A-1+             400
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
         500     New York City (NY) G.O., Ser.
                 1995 B, 4.00%, VRDN due
                 8/15/04                           VMIG-1       A-1+             500
                                                                         -------------
                                                                                 900
                                                                         -------------
                 TOTAL INVESTMENTS (99.0%)
                 (COST $11,349)                                               11,397  (4)
                 Cash, receivables and other
                 assets, less liabilities
                 (1.0%)                                                          120
                                                                         -------------
                 TOTAL NET ASSETS (100.0%)                               $    11,517
                                                                         -------------

NOTES TO SCHEDULE OF INVESTMENTS
                                                                October 31, 1995

----------------------------------------------------------------------

          Income Managers Trust
1)These municipal securities meet the two, three, and four highest ratings for Neuberger&Berman Municipal Money Portfolio, Neuberger&Berman Municipal
  Securities Portfolio, and Neuberger&Berman New York Insured Intermediate Portfolio, respectively, assigned by Moody's Investors Service, Inc. or Standard & Poor's Corporation or, where not rated, are determined by the Portfolio's investment manager to be of comparable quality within guidelines approved by the Trustees of Income Managers Trust. Approximately 73%, 34%, and 86% of the municipal securities held by Neuberger&Berman Municipal Money Portfolio, Neuberger&Berman Municipal Securities Portfolio, and Neuberger& Berman New York Insured Intermediate Portfolio, respectively, have credit enhancement features backing them, which the Portfolios rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Portfolios. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Portfolios the right to put back the issue on the date specified.
2)Credit ratings are unaudited.
3)Investment securities of Neuberger&Berman Municipal Money Portfolio are valued at amortized cost, which approximates Federal income tax cost.

  Investment securities of Neuberger&Berman Municipal Securities Portfolio and Neuberger&Berman New York Insured Intermediate Portfolio are valued daily by obtaining bid price quotations from an independent pricing service on all securities available in the service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities.
4)At October 31, 1995, selected Portfolio information on a Federal income tax basis was as follows:

                                                        GROSS           GROSS
                                                     UNREALIZED      UNREALIZED    NET UNREALIZED
NEUBERGER&BERMAN                         COST       APPRECIATION    DEPRECIATION    APPRECIATION
                                     ------------  ---------------  -------------  ---------------
MUNICIPAL SECURITIES PORTFOLIO       $ 44,389,000  $     958,000    $   100,000    $     858,000
NEW YORK INSURED INTERMEDIATE
PORTFOLIO                              11,360,000         98,000         61,000           37,000

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
                                                                October 31, 1995
----------------------------------------------------------------------
          Income Managers Trust

                                                                                    NEW YORK
                                                      MUNICIPAL      MUNICIPAL       INSURED
                                                        MONEY       SECURITIES    INTERMEDIATE
(000'S OMITTED)                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                    -------------------------------------------
ASSETS
      Investments in securities, at value* (Note
        A) -- see Schedule of Investments           $    163,319   $    45,247    $   11,397
      Cash                                                    36            70            12
      Deferred organization costs (Note A)                     8             3            11
      Interest receivable                                  1,245           584           130
      Prepaid expenses and other assets                        5             2            --
      Receivable for securities sold                         800            --            --
                                                    -------------------------------------------
                                                         165,413        45,906        11,550
                                                    -------------------------------------------
LIABILITIES
      Payable for securities purchased                     4,226         1,438            --
      Payable to investment manager (Note B)                  32            10             2
      Accrued expenses                                        61            38            31
                                                    -------------------------------------------
                                                           4,319         1,486            33
                                                    -------------------------------------------
NET ASSETS Applicable to Investors' Beneficial
Interests                                           $    161,094   $    44,420    $   11,517
                                                    -------------------------------------------
NET ASSETS consist of:
      Paid-in capital                               $    161,094   $    43,562    $   11,469
      Net unrealized appreciation in value of
        investments                                           --           858            48
                                                    -------------------------------------------
NET ASSETS                                          $    161,094   $    44,420    $   11,517
                                                    -------------------------------------------
*Cost of investments                                $    163,319   $    44,389    $   11,349
                                                    -------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
                                             For the Year Ended October 31, 1995
----------------------------------------------------------------------
          Income Managers Trust

                                                                                    NEW YORK
                                                     MUNICIPAL      MUNICIPAL       INSURED
                                                       MONEY        SECURITIES    INTERMEDIATE
(000'S OMITTED)                                      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                    ------------------------------------------
INVESTMENT INCOME
    Interest income                                 $     5,971    $     2,249    $       561
                                                    ------------------------------------------
    Expenses:
      Investment management fee (Note B)                    379            110             29
      Accounting fees                                        10             10             10
      Amortization of deferred organization and
        initial offering expenses (Note A)                    3              1              3
      Auditing fees                                          30             22             22
      Custodian fees                                         97             38             15
      Insurance expense                                       7              3              1
      Legal fees                                             11             12             12
      Trustees' fees and expenses                            16              8              6
                                                    ------------------------------------------
        Total expenses                                      553            204             98
                                                    ------------------------------------------
        Net investment income                             5,418          2,045            463
                                                    ------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FINANCIAL FUTURES CONTRACTS
    Net realized loss on investments sold                   (25)          (305)           (95)
    Net realized loss on financial futures
      contracts (Note A)                                     --           (372)            --
    Change in net unrealized appreciation
      (depreciation) of investments                          --          2,886            938
                                                    ------------------------------------------
        Net gain (loss) on investments and
          financial futures contracts                       (25)         2,209            843
                                                    ------------------------------------------
        Net increase in net assets resulting from
          operations                                $     5,393    $     4,254    $     1,306
                                                    ------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust


                                                  MUNICIPAL
                                                    MONEY
                                                  PORTFOLIO
                                                     Year
                                                    Ended
                                                 October 31,
(000'S OMITTED)                               1995          1994
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $      5,418  $      3,928
    Net realized gain (loss) on
      investments sold and financial
      futures contracts                            (25)            5
    Change in net unrealized
      appreciation (depreciation) of
      investments                                   --            --
                                          --------------------------
    Net increase (decrease) in net
      assets resulting from operations           5,393         3,933
                                          --------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
    Additions                                  195,151       164,863
    Reductions                                (189,913)     (200,098)
                                          --------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests         5,238       (35,235)
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS           10,631       (31,302)
NET ASSETS:
    Beginning of year                          150,463       181,765
                                          --------------------------
    End of year                           $    161,094  $    150,463
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Managers Trust

                                                                                NEW YORK
                                                                                 INSURED
                                                                              INTERMEDIATE
                                                                                PORTFOLIO
                                                                                       Period from
                                                  MUNICIPAL                            February 1,
                                                  SECURITIES                              1994
                                                  PORTFOLIO                           (Commencement
                                                                                           of
                                                     Year                 Year         Operations)
                                                    Ended                 Ended            to
                                                 October 31,           October 31,     October 31,
                                              1995          1994          1995            1994
                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $      2,045  $      3,653  $        463    $        445
    Net realized gain (loss) on
      investments sold and financial
      futures contracts                           (677)         (433)          (95)           (251)
    Change in net unrealized
      appreciation (depreciation) of
      investments                                2,886        (4,761)          938            (890)
                                          ---------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations           4,254        (1,541)        1,306            (696)
                                          ---------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
    Additions                                    6,875        44,656         3,851          23,018
    Reductions                                 (18,071)      (96,098)       (8,400)         (7,562)
                                          ---------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests       (11,196)      (51,442)       (4,549)         15,456
                                          ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS           (6,942)      (52,983)       (3,243)         14,760
NET ASSETS:
    Beginning of year                           51,362       104,345        14,760              --
                                          ---------------------------------------------------------
    End of year                           $     44,420  $     51,362  $     11,517    $     14,760
                                          ---------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 1995

----------------------------------------------------------------------

          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL:    Neuberger&Berman    Municipal    Money    Portfolio   ("Municipal
   Money"), Neuberger&Berman Municipal Securities Portfolio ("Municipal Securities"), and Neuberger&Berman New York Insured Intermediate Portfolio ("New York Insured Intermediate") (collectively, the "Portfolios") are separate series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). New York Insured
   Intermediate commenced operations on February 1, 1994. Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("Management"), whose financial statements are not presented herein, also invest in Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investments are valued as indicated in the notes following the Portfolios' schedule of investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium (adjusted for original issue discount, where applicable), is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Portfolio of
   Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by each Portfolio in connection with its organization are being amortized by each Portfolio on a straight-line basis over a five-year period. At October 31, 1995, the unamortized balance of such expenses amounted to $7,850, $2,778, and $11,028 for Municipal Money, Municipal Securities, and New York Insured Intermediate, respectively.
6) EXPENSE ALLOCATION: The Portfolios bear all costs of operations. Expenses incurred by Managers Trust with respect to any two or more Portfolios are allocated
   in proportion to the net assets of such Portfolios, except where another more appropriate allocation of expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.
7) FINANCIAL FUTURES CONTRACTS: Municipal Securities and New York Insured Intermediate may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates. At the time a Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For Federal income tax purposes, the futures transactions undertaken may cause a Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term and may affect the timing of some capital gains and losses realized by the Portfolio. Also, the Portfolio's losses on its transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Portfolio's taxable income. During the year ended October 31, 1995, Municipal Securities entered into financial futures contracts. There were no open positions in financial futures contracts at October 31, 1995.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement ("Agreement") dated as of July 2, 1993 (February 1, 1994 with respect to New York Insured Intermediate). For such investment management services, each Portfolio pays Management a fee at the annual rate of .25% of the first $500 million of that Portfolio's average daily net assets, .225% of the next $500 million, .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion.

   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger&Berman, L.P. ("Neuberger"), a member firm of The New York Stock Exchange and the sub-adviser to each Portfolio. Neuberger is retained by Management to furnish it with investment recommendations and research information without cost to each Portfolio. Several individuals who are officers and/ or trustees of Managers Trust are also partners of Neuberger and/or officers and/or directors of Management.
   Each Portfolio has an expense offset arrangement included in its custodian contract. The impact of this arrangement on each Portfolio's custodian expense, reflected in the Statement of Operations, is less than .02% of the Portfolio's average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended October 31, 1995, there were purchase and sale transactions (excluding short-term securities and financial futures contracts) as follows:

                                      PURCHASES       SALES
---------------------------------------------------------------
MUNICIPAL SECURITIES                 $ 28,442,816  $ 34,884,983
NEW YORK INSURED INTERMEDIATE           1,819,881     6,603,685

   All securities transactions for Municipal Money were short-term.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                                                                                               NEW YORK
                                            MUNICIPAL                           MUNICIPAL                       INSURED
                                              MONEY                             SECURITIES                   INTERMEDIATE
                                            PORTFOLIO                           PORTFOLIO                      PORTFOLIO
                                                         Period                              Period                   Period
                                                          from                                from                     from
                                                        July 2,                             July 2,                  February
                                                          1993                                1993                   1, 1994
                                                       (Commencement                       (Commencement            (Commencement
                                                           of                                  of         Year          of
                                                       Operations)                         Operations)    Ended     Operations)
                                     Year Ended        to October        Year Ended        to October    October    to October
                                    October 31,           31,           October 31,           31,          31,         31,
                                  1995       1994         1993        1995       1994         1993        1995         1994
                                 ---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                         .36%       .36%      .36%(1)       .46%       .40%       .42%(1)       .85%       .82%(1)
                                 ---------------------------------------------------------------------------------------------
    Net Investment Income           3.57%      2.38%     2.20%(1)      4.63%      4.47%      4.21%(1)      4.05%      3.92%(1)
                                 ---------------------------------------------------------------------------------------------
Portfolio Turnover Rate               --         --        --            66%       127%        25%           17%        96%
                                 ---------------------------------------------------------------------------------------------
Net Assets, End of Year (in
 millions)                        $161.1     $150.5    $181.8         $44.4      $51.4     $104.3         $11.5      $14.8
                                 ---------------------------------------------------------------------------------------------

1) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Income Managers Trust and
Owners of Beneficial Interest of:
Neuberger&Berman Municipal Money Portfolio
Neuberger&Berman Municipal Securities Portfolio and
Neuberger&Berman New York Insured Intermediate Portfolio

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Neuberger&Berman Municipal Money Portfolio, Neuberger&Berman Municipal Securities Portfolio, and Neuberger&Berman New York Insured Intermediate Portfolio, three of the series comprising Income Managers Trust (the "Trust"), as of October 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Income Managers Trust at October 31, 1995, the results of their operations for the year then ended, the changes in their net assets and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
December 1, 1995

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, L.P.
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Address correspondence to:
Neuberger&Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403
800-225-1596

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 M Street, NW
Washington, DC 20036-5891

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Neuberger&Berman Management Inc., Neuberger&Berman Municipal Money Fund, Neuberger&Berman Municipal Securities Trust, and Neuberger&Berman New York Insured Intermediate Fund are service marks of Neuberger& Berman Management Inc. -C- 1995 Neuberger&Berman Management Inc.

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Theresa A. Havell
 PRESIDENT AND TRUSTEE
John Cannon
 TRUSTEE
Charles DeCarlo
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
Harold R. Logan
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

NEUBERGER&BERMAN MANAGEMENT INC.

         605 THIRD AVENUE  2ND FLOOR
         NEW YORK, NY 10158-0180
         SHAREHOLDER SERVICES
         800.877.9700
         INSTITUTIONAL SERVICES
         800.366.6264



       Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

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